Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Billions	Feb. 20, 2025	Nov. 06, 2024
Subsequent Event [Line Items]
Dividend payable		$ 0.2875
ADR [Member]
Subsequent Event [Line Items]
Dividend payable		$ 1.15
O 2024 A Dividends [Member]
Subsequent Event [Line Items]
Dividend ,Payable date		Mar. 31, 2025
Dividends Payable, Date Declared		Nov. 06, 2024
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of Ordinary shares acquired	200,884,012
Percentage of Issued and Outstanding Ordinary Shares	41.91%
Consideration Amount	$ 1.8
Number of Share After Transaction	23,916,500